8. Loans Payable and Convertible Promissory Notes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Debt Disclosure [Abstract]
Proceeds from convertible notes			$ 0	$ 0	$ 215,000
Interest expense	$ 636,000	$ 506,000	$ 2,197,800	$ 1,778,500	$ 1,550,000